Vessels - Carrying value of vessels (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) vessel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity Analysis, Increase In Discount Rate Used For Assets With Significant Risk Of Material Adjustments - Number of Vessels impaired	26
Growth rate in freight rates	2.39%
Discount rate used	7.01%
Impairment loss | $	$ 0.0
Percentage increase in discount rate used in sensitivity analysis	1.00%
Impact on impairment loss with 5% decrease in forecasted time charter rates	5.00%
Sensitivity Analysis, Decrease In Time Charter Rates For Assets With Significant Risk Of Material Adjustments, Impact On Impairment Loss - Number of Vessels	31
Number of vessels with market values in excess of their carrying amount	21
Number of vessels had Market Values less than their carrying amount	106
Number of ROU vessels not required to have valuations from third party brokers had Value in Use calculations greater than the carrying amount	8
Impairment loss | $	$ 0.0
Instances present value of the operating cash flows was less than the carrying amoun	0
Number of vessels impaired due to the increase (Decrease) in the discount rate	0
Number of vessels impaired due to a decrease in forecasted time charter amounts	7
Vessels [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Number of vessels	135
Number of vessels	135
If discount rate decreased [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss | $	$ 2.9
Impairment loss | $	$ 2.9